Segment Information (Segment Results) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
Operating profit	299	289	592	581	1,140	1,112	1,041
Identifiable assets	5,903		5,903		5,693	4,825	4,840
Depreciation and amortization of intangible assets					87	90	106
Capital expenditures, gross					54	34	54
Other
Segment Reporting Information [Line Items]
Operating profit	(24)	(13)	(45)	(24)	(62)	(44)	(39)
Identifiable assets					896	0	0
Depreciation and amortization of intangible assets					0	0	0
Capital expenditures, gross					8	0	0
Water Quality | Operating segments
Segment Reporting Information [Line Items]
Sales	777	756	1,526	1,485	3,039	2,887	2,669
Operating profit	$ 188	$ 180	$ 369	$ 348	730	668	584
Identifiable assets					2,508	2,544	2,550
Depreciation and amortization of intangible assets					45	46	54
Capital expenditures, gross					29	25	35
Product Quality & Innovation | Operating segments
Segment Reporting Information [Line Items]
Sales					1,982	1,983	2,031
Operating profit					472	488	496
Identifiable assets					2,289	2,281	2,290
Depreciation and amortization of intangible assets					42	44	52
Capital expenditures, gross					$ 17	$ 9	$ 19